Long Term Debt (Tables)	12 Months Ended
Jun. 30, 2020
Line of Credit Facility [Abstract]
Schedule of long-term debt
Convertible Notes (at fair value)	$14,131,000
PPP loan	2,204,600
Subtotal	16,335,600
Less: current maturities	(6,135,364)
Total long-term debt, less current portion	$10,200,236

Schedule of maturities of outstanding long-term debt obligations in subsequent years

Fiscal Year ending June 30,
2021	$6,844,620
2022	12,359,980
Aggregate maturities	19,204,600
Original issue discount on Convertible Notes	(2,040,000)
Unrealized change in fair value of Convertible Notes	(829,000)
Long term debt outstanding as of June 30, 2020	$16,335,600